One Financial Way
Cincinnati, Ohio 45242
Post Office Box 237
[LOGO]	OHIO NATIONAL	Cincinnati, Ohio 45201-0237
	FINANCIAL SERVICES	Telephone: 513-794-6100
June 29, 2010
Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549

Re:	File No. 333-40724, Ohio National Variable Account R Certification Under Rule 497(j)
Gentlemen:
I, Kristal E. Hambrick, Senior Vice President of the Depositor, Ohio National Life Assurance Corporation, hereby certify that the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in the post-effective amendment to the above-captioned registration statement, which was filed electronically under the EDGAR system on June 28, 2010.
In witness whereof, I have signed this certification in the County of Hamilton and State of Ohio this 29th day of June, 2010.

Sincerely,
/s/ KRISTAL E. HAMBRICK
Kristal E. Hambrick, Senior Vice President